Accounts Receivable And Unbilled Revenue - Summary of Aging of Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of aging of trade receivables [line items]
Trade receivables	$ 338	$ 400
Current to 90 days [Member]
Disclosure of aging of trade receivables [line items]
Trade receivables	280	308
Over 90 days [Member]
Disclosure of aging of trade receivables [line items]
Trade receivables	$ 58	$ 92